Investments in associates and joint ventures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance at the beginning of the fiscal year	R$ 975,731	R$ 878,944
Change in corporate participation
Addition/(disposal)		186
Capital decreases/reduction
Equity method results	135,501	91,947
Dividends	(279,091)	(81,467)
Adjustment to fair value	34,854	86,121
Balance at the end of the fiscal year	866,995	975,731
Significant Influence of Banco Santander
Balance at beginning of year	2,664,444	730,836
Change in corporate participation	70,388
Equity method results	322,812	221,039
Dividends	(347,427)	(297,832)
Addition/(disposal) (1)	7,500	2,011,369
Capital decreases/reduction	28	(2,364)
(-) Amortization	(94,543)
Adjustment to fair value	(1,142)	1,396
Balance at the end of the fiscal year	R$ 2,650,098	R$ 2,664,444